SUMMARY OF RELATED PARTY TRANSACTION RELATIONSHIP (Details)	12 Months Ended
Dec. 31, 2025
Founder [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Relationship with the Group	Founder
Foshan Yunmi Electric Appliances Technology Company Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Relationship with the Group	Controlled by a principal shareholder of the Company [1]
Xiaomi [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Relationship with the Group	Shareholder of the Group

[1]	Due to the Disposal as mentioned above (See Note 1), the existing VIE contractual arrangements between Yunmi Hulian and Foshan Viom was terminated on July 19, 2024, which resulted in Foshan Viomi’s shareholder, Mr. Chen, fully controlling Foshan Viomi and its subsidiaries. As a result, Foshan Viomi and its subsidiaries became to the Group’s related parties since August 31, 2024.